UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

Even Herd Long Short ETF Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 Even Herd Long Short ETF Ticker: EHLS (Listed on The NASDAQ Stock Market, LLC)

This semi-annual shareholder report contains important information about the Even Herd Long Short ETF (the "Fund") for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$107	2.10%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$49,652
Number of Holdings	185
Total Advisory Fee Paid	$259,521
Portfolio Turnover	280%

Security Type (% of net assets)

Cash & Cash Equivalents
27.3%
Financial
25.0%
Utilities
9.5%
Consumer, Non-cyclical
9.5%
Communications
9.3%
Basic Materials
7.5%
Industrial
6.8%
Technology
3.1%
Consumer, Cyclical
2.4%
Energy
-0.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of September 30, 2024)

Top Ten Holdings	(% of net assets)
Omega Healthcare Investors, Inc.	2.2
Green Brick Partners, Inc.	2.1
Pampa Energia SA	2.0
CSW Industrials, Inc.	2.0
Alamos Gold, Inc. - Class A	1.9
Banco Macro SA	1.9
NiSource, Inc.	1.8
Vistra Corp.	1.7
Howmet Aerospace, Inc.	1.7
GDS Holdings Ltd. - ADR	1.7

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.evenherd.com/ehls .

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
September 30, 2024 (Unaudited)

Tidal Trust II
Even Herd Long Short ETF	| EHLS	| Nasdaq Stock Market, LLC

Even Herd Long Short ETF

Schedule of Investments	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 1.7%
Howmet Aerospace, Inc.	8,539	$856,035

Agriculture - 1.0%
Turning Point Brands, Inc.	11,883	512,751

Banks - 4.4%
Amalgamated Financial Corp.	15,798	495,583
Banco Macro SA - ADR	14,904	946,404
Pathward Financial, Inc.	10,984	725,054
		2,167,041

Beverages - 1.5%
Coca-Cola Consolidated, Inc.	559	735,868

Biotechnology - 2.2%
ADMA Biologics, Inc. (a)	35,196	703,568
Avidity Biosciences, Inc. (a)	8,871	407,445
		1,111,013

Building Materials - 0.5%
West Fraser Timber Co. Ltd.	2,582	251,384

Chemicals - 1.6%
Hawkins, Inc.	6,238	795,158

Commercial Services - 6.8%
Barrett Business Services, Inc.	9,317	349,481
Bright Horizons Family Solutions, Inc. (a)	3,418	478,964
Cintas Corp.	3,656	752,697
H&R Block, Inc.	7,644	485,776
Paysafe Ltd. (a)	27,959	627,121
S&P Global, Inc.	819	423,112
Stride, Inc. (a)	2,933	250,214
		3,367,365

Computers - 0.8%
Parsons Corp. (a)	3,828	396,887

Diversified Financial Services - 5.0%
FTAI Aviation Ltd.	5,744	763,378
Mr Cooper Group, Inc. (a)	4,111	378,952
Nasdaq, Inc.	8,436	615,912
Piper Sandler Cos.	2,625	745,001
		2,503,243

Electric - 8.4%
NextEra Energy, Inc.	2,908	245,813
NRG Energy, Inc.	8,634	786,557
Pampa Energia SA - ADR (a)	16,613	997,445

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Public Service Enterprise Group, Inc.	5,925	528,569
Southern Co.	8,338	751,921
Vistra Corp.	7,307	866,172
		4,176,477

Engineering & Construction - 4.4%
Frontdoor, Inc. (a)	10,072	483,355
Granite Construction, Inc.	7,794	617,908
IES Holdings, Inc. (a)	1,616	322,586
Limbach Holdings, Inc. (a)	9,786	741,388
		2,165,237

Entertainment - 2.3%
Genius Sports Ltd. (a)	47,327	371,044
Rush Street Interactive, Inc. (a)	36,080	391,468
TKO Group Holdings, Inc. (a)	3,071	379,913
		1,142,425

Environmental Control - 1.0%
Clean Harbors, Inc. (a)	2,007	485,112

Food - 1.1%
Sprouts Farmers Market, Inc. (a)	4,710	520,031

Forest Products & Paper - 1.0%
Sylvamo Corp.	5,885	505,227

Gas - 1.8%
NiSource, Inc.	25,299	876,610

Healthcare-Products - 2.2%
CareDx, Inc. (a)	18,629	581,691
Intuitive Surgical, Inc. (a)	497	244,161
TransMedics Group, Inc. (a)	1,722	270,354
		1,096,206

Healthcare-Services - 4.3%
GeneDx Holdings Corp. (a)	12,103	513,651
Pennant Group, Inc. (a)	14,176	506,083
RadNet, Inc. (a)	5,319	369,086
Tenet Healthcare Corp. (a)	4,469	742,748
		2,131,568

Home Builders - 2.1%
Green Brick Partners, Inc. (a)	12,327	1,029,551

Insurance - 7.2%
Aflac, Inc.	6,707	749,843
Axis Capital Holdings Ltd.	3,884	309,205
Brown & Brown, Inc.	7,697	797,409
Hartford Financial Services Group, Inc.	5,205	612,160
International General Insurance Holdings Ltd.	19,585	372,115

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

NMI Holdings, Inc. (a)	18,333	755,136
		3,595,868

Internet - 5.6%
DoorDash, Inc. - Class A (a)	2,686	383,373
Meta Platforms, Inc. - Class A	867	496,305
Q2 Holdings, Inc. (a)	9,954	794,031
Sea Ltd. - ADR (a)	6,708	632,430
Spotify Technology SA (a)	1,295	477,246
		2,783,385

Iron & Steel - 1.2%
Carpenter Technology Corp.	3,842	613,106

Machinery-Diversified - 2.0%
CSW Industrials, Inc.	2,662	975,330

Media - 0.8%
Fox Corp. - Class B	9,907	384,392

Mining - 4.9%
Alamos Gold, Inc. - Class A	48,108	959,273
Anglogold Ashanti PLC	8,682	231,202
ERO Copper Corp. (a)	10,637	236,886
IperionX Ltd. - ADR (a)	16,576	368,484
United States Lime & Minerals, Inc.	6,557	640,357
		2,436,202

Oil & Gas - 1.2%
Texas Pacific Land Corp.	688	608,701

Oil & Gas Services - 0.5%
Aris Water Solutions, Inc. - Class A	14,928	251,835

Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd. - ADR (a)	13,856	249,685

Pipelines - 1.0%
Golar LNG Ltd.	13,918	511,626

Real Estate - 2.3%
CBRE Group, Inc. - Class A (a)	5,203	647,669
Real Brokerage, Inc. (a)	89,210	495,116
		1,142,785

Retail - 3.3%
Carvana Co. (a)	2,833	493,254
Murphy USA, Inc.	1,004	494,841
Patrick Industries, Inc.	1,907	271,500
Walmart, Inc.	4,581	369,916
		1,629,511

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Semiconductors - 1.0%
NVIDIA Corp.	3,963	481,267

Software - 7.2%
AvePoint, Inc. (a)	53,834	633,626
Cellebrite DI Ltd. (a)	35,854	603,781
Clear Secure, Inc. - Class A	14,787	490,041
Fair Isaac Corp. (a)	393	763,804
Palantir Technologies, Inc. - Class A (a)	11,655	433,566
Tyler Technologies, Inc. (a)	429	250,416
Zeta Global Holdings Corp. - Class A (a)	13,996	417,501
		3,592,735

Telecommunications - 5.5%
AST SpaceMobile, Inc. (a)	20,105	525,746
GDS Holdings Ltd. - ADR (a)	41,277	842,051
Millicom International Cellular SA (a)	22,198	602,010
Motorola Solutions, Inc.	1,698	763,471
		2,733,278
TOTAL COMMON STOCKS (Cost $42,874,327)		48,814,895

REAL ESTATE INVESTMENT TRUSTS - 11.1%
Brixmor Property Group, Inc.	9,047	252,049
Essential Properties Realty Trust, Inc.	7,339	250,627
Extra Space Storage, Inc.	1,362	245,419
Independence Realty Trust, Inc.	24,029	492,595
Innovative Industrial Properties, Inc.	3,629	488,463
Iron Mountain, Inc.	6,303	748,985
NexPoint Residential Trust, Inc.	17,783	782,630
Omega Healthcare Investors, Inc.	27,152	1,105,086
Safehold, Inc.	14,112	370,158
SL Green Realty Corp.	11,359	790,700
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,221,333)		5,526,712

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 4.82% (b)	1,778,236	1,778,236
TOTAL SHORT-TERM INVESTMENTS (Cost $1,778,236)		1,778,236

TOTAL INVESTMENTS - 113.0% (Cost $49,873,896)		56,119,843
Liabilities in Excess of Other Assets - (13.0)%		(6,467,514)
TOTAL NET ASSETS - 100.0%		$49,652,329

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

COMMON STOCKS - (36.4)% (a)	Shares	Value
Agriculture - (0.9)%
Andersons, Inc.	(5,628)	$(282,188)
Bunge Global SA	(1,540)	(148,826)
		(431,014)

Airlines - (0.3)%
Allegiant Travel Co.	(3,081)	(169,640)

Apparel - (0.4)%
Oxford Industries, Inc.	(2,169)	(188,182)

Auto Parts & Equipment - (0.3)%
Adient PLC	(5,539)	(125,015)

Banks - (0.6)%
Bank OZK	(6,667)	(286,614)

Beverages - (1.1)%
Brown-Forman Corp. - Class A	(4,708)	(226,361)
Constellation Brands, Inc. - Class A	(583)	(150,233)
National Beverage Corp.	(3,549)	(166,590)
		(543,184)

Biotechnology - (0.8)%
Apellis Pharmaceuticals, Inc.	(4,861)	(140,191)
Immunocore Holdings PLC - ADR	(8,374)	(260,683)
		(400,874)

Chemicals - (0.9)%
Celanese Corp.	(1,173)	(159,481)
Chemours Co.	(6,651)	(135,148)
Nutrien Ltd.	(3,065)	(147,304)
		(441,933)

Coal - (0.4)%
Alpha Metallurgical Resources, Inc.	(789)	(186,346)

Commercial Services - (1.7)%
Alarm.com Holdings, Inc.	(5,441)	(297,460)
AMN Healthcare Services, Inc.	(3,556)	(150,739)
Progyny, Inc.	(12,229)	(204,958)
Remitly Global, Inc.	(15,926)	(213,249)
		(866,406)

Computers - (1.8)%
Crowdstrike Holdings, Inc. - Class A	(627)	(175,855)
EPAM Systems, Inc.	(2,037)	(405,424)
Logitech International SA	(1,656)	(148,593)

The accompanying notes are an integral part of these financial statements.	5

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Tenable Holdings, Inc.	(4,317)	(174,925)
		(904,797)

Cosmetics & Personal Care - (0.7)%
elf Beauty, Inc.	(924)	(100,744)
Perrigo Co. PLC	(8,731)	(229,014)
		(329,758)

Distribution & Wholesale - (0.6)%
Copart, Inc.	(5,941)	(311,308)

Diversified Financial Services - (2.7)%
Ally Financial, Inc.	(4,373)	(155,635)
Charles Schwab Corp.	(2,329)	(150,943)
Coinbase Global, Inc. - Class A	(871)	(155,186)
LPL Financial Holdings, Inc.	(1,479)	(344,060)
T Rowe Price Group, Inc.	(2,792)	(304,133)
World Acceptance Corp.	(1,976)	(233,128)
		(1,343,085)

Electric - (0.7)%
CenterPoint Energy, Inc.	(6,930)	(203,881)
Otter Tail Corp.	(2,139)	(167,184)
		(371,065)

Electronics - (0.6)%
Vontier Corp.	(8,922)	(301,028)

Energy-Alternate Sources - (0.4)%
Enphase Energy, Inc.	(1,605)	(181,397)

Entertainment - (0.3)%
Warner Music Group Corp. - Class A	(4,810)	(150,553)

Food - (1.0)%
Grocery Outlet Holding Corp.	(14,269)	(250,421)
Lamb Weston Holdings, Inc.	(3,902)	(252,615)
		(503,036)

Hand & Machine Tools - (0.4)%
Lincoln Electric Holdings, Inc.	(1,014)	(194,708)

Healthcare-Products - (0.8)%
iRhythm Technologies, Inc.	(2,126)	(157,834)
West Pharmaceutical Services, Inc.	(860)	(258,138)
		(415,972)

Healthcare-Services - (0.5)%
US Physical Therapy, Inc.	(3,131)	(264,977)

The accompanying notes are an integral part of these financial statements.	6

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Home Builders - (0.3)%
Forestar Group, Inc.	(4,333)	(140,259)

Household Products & Wares - (0.3)%
Central Garden & Pet Co. - Class A	(4,645)	(145,853)

Insurance - (0.9)%
Brighthouse Financial, Inc.	(3,412)	(153,643)
Selective Insurance Group, Inc.	(3,121)	(291,189)
		(444,832)

Internet - (1.6)%
Airbnb, Inc. - Class A	(1,531)	(194,146)
Pinterest, Inc. - Class A	(5,744)	(185,933)
Snap, Inc. - Class A	(12,244)	(131,011)
Yelp, Inc.	(4,226)	(148,248)
Ziff Davis, Inc.	(2,991)	(145,542)
		(804,880)

Iron & Steel - (0.3)%
Nucor Corp.	(819)	(123,129)

Leisure Time - (0.3)%
BRP, Inc.	(2,424)	(144,325)

Machinery-Diversified - (0.4)%
Chart Industries, Inc.	(1,572)	(195,148)

Metal Fabricate & Hardware - (0.3)%
Ryerson Holding Corp.	(8,401)	(167,264)

Miscellaneous Manufacturing - (0.4)%
John Bean Technologies Corp.	(1,977)	(194,754)

Oil & Gas - (2.3)%
Cenovus Energy, Inc.	(10,339)	(172,972)
Chesapeake Energy Corp.	(1,837)	(151,093)
CVR Energy, Inc.	(10,661)	(245,523)
Ovintiv, Inc.	(8,074)	(309,315)
Par Pacific Holdings, Inc.	(14,974)	(263,542)
		(1,142,445)

Packaging & Containers - (0.3)%
Sonoco Products Co.	(2,721)	(148,648)

Pharmaceuticals - (2.3)%
CVS Health Corp.	(6,191)	(389,290)
McKesson Corp.	(569)	(281,325)
Merck & Co., Inc.	(1,300)	(147,628)
Owens & Minor, Inc.	(19,558)	(306,865)
		(1,125,108)

The accompanying notes are an integral part of these financial statements.	7

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Real Estate - (0.5)%
CoStar Group, Inc.	(3,412)	(257,401)

Retail - (2.8)%
Dave & Buster’s Entertainment, Inc.	(9,326)	(317,550)
Dillard’s, Inc. - Class A	(841)	(322,683)
Dollar General Corp.	(1,475)	(124,741)
Domino’s Pizza, Inc.	(832)	(357,876)
Five Below, Inc.	(1,365)	(120,598)
ODP Corp.	(5,105)	(151,874)
		(1,395,322)

Semiconductors - (1.6)%
Cohu, Inc.	(11,093)	(285,090)
Diodes, Inc.	(2,981)	(191,053)
Entegris, Inc.	(2,970)	(334,214)
		(810,357)

Software - (2.5)%
HubSpot, Inc.	(773)	(410,927)
Snowflake, Inc. - Class A	(2,774)	(318,621)
Sprout Social, Inc. - Class A	(10,785)	(313,520)
Take-Two Interactive Software, Inc.	(1,369)	(210,429)
		(1,253,497)

Telecommunications - (1.0)%
America Movil SAB de CV - ADR	(9,344)	(152,868)
Iridium Communications, Inc.	(6,465)	(196,859)
Viasat, Inc.	(11,238)	(134,182)
		(483,909)

Transportation - (0.4)%
United Parcel Service, Inc. - Class B	(1,485)	(202,465)
TOTAL COMMON STOCKS (Proceeds $18,394,353)		(18,090,488)

REAL ESTATE INVESTMENT TRUSTS - (0.3)% (a)
RLJ Lodging Trust	(15,913)	(146,081)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $145,765)		(146,081)

TOTAL SECURITIES SOLD SHORT - (36.7)% (Proceeds $18,540,118)		$(18,236,569)

Percentages are stated as a percent of net assets.

(a)	Non-income producing securities.

The accompanying notes are an integral part of these financial statements.	8

Statement of Assets and Liabilities	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$56,119,843
Deposit with broker for securities sold short	10,960,776
Receivable for investments sold	1,479,038
Interest receivable	60,120
Dividends receivable	33,969
Total assets	68,653,746

LIABILITIES:
Securities sold short, at value	18,236,569
Payable for investments purchased	718,769
Payable to adviser (Note 4)	46,079
Total liabilities	19,001,417
NET ASSETS	$49,652,329

NET ASSETS CONSISTS OF:
Paid-in capital	$48,284,118
Total distributable earnings	1,368,211

Total net assets	$49,652,329

Net assets	$49,652,329
Shares issued and outstanding (a)	2,380,000
Net asset value per share	$20.86

COST:
Investments, at cost	$49,873,896

PROCEEDS:
Securities sold short proceeds	$18,540,118

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	9

Statement of Operations	Even Herd Long Short ETF

For the Period Ended September 30, 2024 (Unaudited)(a)

INVESTMENT INCOME:
Dividend income	$242,267
Less: Dividend withholding taxes	(3,274)
Less: Issuance fees	(682)
Interest income	388,503
Total investment income	626,814

EXPENSES:
Investment advisory fee (Note 4)	259,521
Dividends expenses	114,592
Interest expense	98,999
Other expenses and fees	15
Total expenses	473,127
NET INVESTMENT INCOME	153,687

REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(3,630,185)
Securities sold short	(1,704,787)
Net realized loss	(5,334,972)

Net change in unrealized appreciation on:
Investments	6,245,947
Securities sold short	303,549
Net change in unrealized appreciation	6,549,496
Net realized and unrealized gain	1,214,524

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,368,211

(a) Inception date of the Fund was April 1, 2024.

The accompanying notes are an integral part of these financial statements.	10

Statement of Changes in Net Assets	Even Herd Long Short ETF

Period ended September 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$153,687
Net realized loss	(5,334,972)
Net change in unrealized appreciation	6,549,496
Net increase in net assets from operations	1,368,211

CAPITAL TRANSACTIONS:
Subscriptions	49,088,406
Redemptions	(816,080)
ETF transaction fees (Note 7)	11,792
Net increase in net assets from capital transactions	48,284,118

NET INCREASE IN NET ASSETS	49,652,329

NET ASSETS:
Beginning of the period	—
End of the period	$49,652,329

SHARES TRANSACTIONS
Subscriptions	2,420,000
Redemptions	(40,000)
Total increase in shares outstanding	2,380,000

(a)	Inception date of the Fund was April 1, 2024.

The accompanying notes are an integral part of these financial statements.	11

Financial Highlights	Even Herd Long Short ETF

For a share outstanding throughout the period presented

Period ended September 30, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain on investments(c)	0.78
Total from investment operations	0.85

LESS DISTRIBUTIONS FROM:
Total distributions	—

ETF transaction fees per share	0.01
Net asset value, end of period	$20.86

TOTAL RETURN(d)	4.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,652
Ratio of expenses to average net assets(e)	2.10%

Ratio of dividends, interest and other expenses and fees on securities sold short to average net assets(e)	0.95%

Ratio of operational expenses to average net assets excluding dividends, interest, and other expenses and fees on securities sold short(e)	1.15%

Ratio of net investment income to average net assets(e)	0.68%
Portfolio turnover rate(d)(f)	280%

(a)	Inception date of the Fund was April 1, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	12

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Even Herd Long Short ETF (the “Fund”) is a diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Even Herd, LLC (“Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on April 1, 2024.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies, and Master Limited Partnerships, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,814,895	$—	$—	$48,814,895
Real Estate Investment Trusts	5,526,712	—	—	5,526,712
Money Market Funds	1,778,236	—	—	1,778,236
Total Investments	$56,119,843	$—	$—	$56,119,843

	Level 1	Level 2	Level 3	Total
Investments Sold Short:
Common Stocks	$(18,090,488)	$—	$—	$(18,090,488)
Real Estate Investment Trusts	(146,081)	—	—	(146,081)
Total Investments Sold Short	$(18,236,569)	$—	$—	$(18,236,569)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of September 30, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Short Sale Risks. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing, which may negatively impact performance. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Momentum Investing Risk. Securities that have previously exhibited price momentum may be more volatile than a broad cross-section of securities and their returns may be less than the returns of the overall stock market or other styles of investing. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 1.15%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended September 30, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $142,313,778 and $133,394,375, respectively.

For the period ended September 30, 2024, there were no purchases or sales of long-term U.S. government securities.

For the period ended September 30, 2024, in-kind transactions associated with creations and redemptions for the Fund were $43,604,276 and $789,690, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended September 30, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended September 30, 2024, the Fund did not have any distributions.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2024 (Unaudited)

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 15, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;
•	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement”) between the Adviser and Even Herd, LLC (“Even Herd”) with respect to the Even Herd Long Short ETF (the “Even Herd ETF” or the “Fund”); (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on March 15, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and the Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and the Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

c

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieves asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered this fee in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that Even Herd, LLC was acting as sponsor for the Even Herd ETF and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee is paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 6, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.